Property, Plant and Equipment (Narrative) (Detail) $ in Millions	3 Months Ended
	Mar. 31, 2023 USD ($) MW	Mar. 31, 2022 USD ($)
Property Plant And Equipment [Line Items]
Project Cost	$ 11	$ 37
Acquisition of Solar Project Foxhound Virginia
Property Plant And Equipment [Line Items]
Date Agreement Entered	2023-03
Date Agreement Closed	Expected 2024
Project Cost	$ 205
Date of Commercial Operations	Excepted 2024
MW Capacity | MW	83